Financial Instruments - Financial Assets and Liabilities measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Short-term investments	$ 1,852	$ 10,801
Long-term investments	45,084	72,840
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	46,936	83,641
Recurring fair value measurement [member] | Convertible Debt [member]
Disclosure of fair value measurement of assets [line items]
Short-term investments	1,852	10,801
Long-term investments	15,525	15,892
Recurring fair value measurement [member] | Common Shares Held [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments	28,416	52,325
Recurring fair value measurement [member] | Warrants and other [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments	1,143	4,623
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	28,416	52,325
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Convertible Debt [member]
Disclosure of fair value measurement of assets [line items]
Short-term investments	0	0
Long-term investments	0	0
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Common Shares Held [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments	28,416	52,325
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Warrants and other [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments	0	0
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	18,520	31,316
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Convertible Debt [member]
Disclosure of fair value measurement of assets [line items]
Short-term investments	1,852	10,801
Long-term investments	15,525	15,892
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Common Shares Held [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments	0	0
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Warrants and other [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments	1,143	4,623
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Convertible Debt [member]
Disclosure of fair value measurement of assets [line items]
Short-term investments	0	0
Long-term investments	0	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Common Shares Held [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments	0	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Warrants and other [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments	$ 0	$ 0